Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [table]
Provision used	€ 0	€ 0	€ 0
Provision for charges	€ 540	230
Payable, period	5 years
Provisions for disputes
Disclosure of other provisions [table]
Provision used	€ 300	80
Provision for charges	383	80
Provisions for charges
Disclosure of other provisions [table]
Provision for charges	€ 104	€ 150